Directors’ and key management personnel remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 19,928	$ 16,159	$ 14,258
Post-employment benefits	186	155	174
Employment termination benefits	0	155	0
Share-based payments	14,724	10,305	10,846
Total	$ 34,838	$ 26,774	$ 25,278